Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Aug. 23, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectuses dated

March 1, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Europe ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders Developed Asia ex-Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Japan ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Diversified Alternatives ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Alternatives ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Event Driven ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Event Driven ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Long/Short ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Long/Short ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Managed Futures Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Managed Futures Strategy ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Dividend ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Minimum Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Minimum Volatility ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Momentum Factor ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Quality Factor ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan U.S. Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan U.S. Value Factor ETF

Prospectuses dated

March 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan BetaBuilders MSCI U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Core Plus Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Corporate Bond Research Enhanced ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Corporate Bond Research Enhanced ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Global Bond Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Global Bond Opportunities ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Municipal ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Municipal ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan Ultra-Short Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Municipal Income ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan USD Emerging Markets Sovereign Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated

July 1, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated August 23, 2019

to the Summary Prospectuses and Prospectuses

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT AGREEMENT

At a shareholder meeting on August 22, 2019, shareholders of each Fund approved the proposal regarding the change to the Fund’s management agreement described in the proxy statement and previously filed supplements. The changes described therein will take effect on November 1, 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES

AND PROSPECTUSES FOR FUTURE REFERENCE